New Standards, Interpretations and Amendments Adopted by the Group	9 Months Ended
Sep. 30, 2018
New Standards Interpretations And Amendments Adopted By Group
New Standards, Interpretations and Amendments Adopted by the Group

NOTE 3:-	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP

The Group has been applied for the first time in these financial statements IFRS 9 'Financial Instruments' and IFRS 15 'Revenue from Contracts with Customers'. As required by IAS 34, the nature and effect of these changes are disclosed below. Several other amendments and interpretations apply for the first time in 2018 but do not have an impact on the interim condensed consolidated financial statements of the Group.

IFRS 15 'Revenue from Contracts with Customers'

IFRS 15, issued by the IASB in May 2014, supersedes IAS 11 'Construction Contracts', IAS 18 'Revenue from contracts with customers' and related Interpretations and applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards.

The new standard establishes a five-step model to account for revenue arising from contracts with customers and requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers:

Step 1: Identify the contract with a customer, including reference to contract combination and accounting for contract modifications.

Step 2: Identify the separate performance obligations in the contract.

Step 3: Determine the transaction price, including reference to variable consideration, significant financing components, non-cash consideration and any consideration payable to the customer.

Step 4: Allocate the transaction price to the distinct performance obligations on a relative stand-alone selling price basis using observable information, if it is available, or using estimates and assessments.

Step 5: Recognize revenue when a performance obligation is satisfied, either at a point in time or over time.

Under IFRS 15, revenues are recognized when control of the promised goods or services are transferred to the customers in an amount that reflects the consideration that the Group expects to receive in exchange for those goods or services.

The Group enters into contracts that can include various combinations of products and software, IT services and hardware, as detailed below, which are generally capable as being distinct from each other and accounted for as separate performance obligations.

For contracts with customers that contain multiple performance obligations, the Group accounts for each individual performance obligation separately, if they are distinct from each other. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Standalone selling prices of software sales are typically estimated using the residual approach. Standalone selling prices of software and IT services are typically estimated based on observable transactions when these services are sold on a standalone basis.

The following is a description of principal activities from which the Group generates its revenues:

Sale of proprietary licenses without significant related services

In the event in which the sale of a proprietary license is distinct from other significant modification or implementation services, and thereby it constitutes a separate performance obligation, the Group considers whether this performance obligation in granting the license is to provide the customer with either:

●	a right to access the entity's intellectual property in the form in which it exists throughout the licensing period; or
●	a right to use the entity's intellectual property in the form in which it exists at the time of granting the license

The vast majority of licenses sold separately by the Group (thus representing a separate performance obligation) are intended to provide the customer with a right to use the intellectual property, which means revenues from the sale of such licenses are recognized at the point in time at which control of the license is transferred to the customer.

The Group recognizes revenue from software licensing transactions over time when the Group provides the customer a right to access the Group's intellectual property throughout the license period.

Sale of proprietary licenses with significant related services

Revenues from contracts that include the sale of proprietary licenses with significant related services (for example, modifications, implementation or customization to customer-specific specifications) are generally accounted by the Group as performance obligations satisfied over time. In such contracts the Group is normally committed to provide the customer with a functional IT system and the customer can only benefit from such functional system, being the final product that would normally be comprised of proprietary licenses and significant related services. The Group considers that a commitment to sell a license under such performance obligation does not satisfy the criteria of being distinct, because the transfer of the license is only part of a larger performance obligation. The Group recognizes revenue from such contracts using cost based input methods, which recognizes revenue and gross profit as the work is performed based on a ratio between actual costs incurred compared to the total estimated costs for the contract. This is because, in accordance with IFRS 15, revenues may be recognized over time of transferring control of the supplied goods and services, as long as the entity's performance does not create an asset with an alternative use to the entity, and the entity has an enforceable right to payment for performance completed to date throughout the duration of the contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first determined, in the amount of the estimated loss for the entire contract.

When appropriate, the Group also applies a practical expedient permitted under IFRS 15 whereby if the Group has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Group's performance completed to date (for example, a service contract in which an entity bills a fixed amount for each hour of service provided), the Group may recognize revenue in the amount it is entitled to invoice.

Deferred revenues, which represent a contract liability, include unearned amounts received under maintenance and support (mainly) and amounts received from customers for which revenues have not yet been recognized.

Maintenance services and warranties

Post contract support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

The accounting policy regarding the recognition of Post contract support remained unchanged after the adoption of IFRS 15, as such services, in principle, constitute a separate performance obligation where the customer consumes the benefits of goods and services as they are delivered by the provider, as a consequence of which revenues are recognized over time during the service performance period.

The Group considers the post contract support performance obligation as a distinct performance obligation that is satisfied over time, and as such, it recognizes revenue for post contract support on a straight-line basis over the period for which technical support is contractually agreed to be provided to the software, typically twelve (12) months.

In certain cases, the Group also provides a warranty for goods and services sold (i.e. extended warranties that the scope of which is broader than just an assurance to the customer that the product/service complies with agreed-upon specifications). The Group has ascertained that such warranties granted by the Group meet the definition of service. The conclusion regarding the extended nature of a warranty is made whenever the Group contractually undertakes to repair any errors in the delivered software within a strictly specified time limit and/or when such warranty is more extensive than the minimum required by law. Under IFRS 15, the fact of granting an extended warranty indicates that the Group actually provides an additional service. As such, the Group recognizes an extended warranty as a separate performance obligation and allocates a portion of the transaction price to such service. In all cases where an extended warranty is accompanied by a maintenance service, which is even a broader category than an extended warranty itself, revenues are recognized over time because the customer consumes the benefits of such service as it is performed by the provider. If this is the case, the Group continues to allocate a portion of the transaction price to such maintenance service. Likewise, in cases where a warranty service is provided after the project completion and is not accompanied by any maintenance service, then a portion of the transaction price and analogically recognition of a portion of contract revenues will have to be deferred until the warranty service is actually fulfilled.

Sale of third-party licenses and services

Third-party licenses and services includes revenues from the sale of third-party licenses as well as from the provision of services which, due to technological or legal reasons, must be carried out by subcontractors (this applies to hardware and software maintenance and outsourcing services provided by their manufacturers). Revenues from the sale of third-party licenses are accounted for as sales of goods, which means that such revenues are recognized at the point in time at which control of the license is transferred to the customer. Concurrently, revenues from third-party services, including primarily third-party maintenance services, are recognized over time when such services are provided to the customer.

Whenever the Group is involved in the sale of third-party licenses or services, it will consider whether the Group acts as a principal or an agent; however, in most cases the conclusion is that the Group is the main party required to satisfy a performance obligation and therefore the resulting revenues are recognized in the gross amount of consideration

Sale of hardware

Sale of hardware includes revenues from contracts with customers for the supply of infrastructure. In this category, revenues are recognized basically at the point in time at which control of the equipment is transferred. This does not apply to contracts in which the hardware is not delivered separately from services provided alongside, in such case the sale of hardware is part of a performance obligation involving the supply of a comprehensive system. However, such comprehensive projects are a rare practice in the Group as the sale of hardware is predominantly performed on a distribution basis.

Variable consideration

In accordance with IFRS 15, if a contract consideration encompasses any amount that is variable, the Group shall estimate the amount of consideration to which it will be entitled in exchange for transferring promised goods or services to the customer, and shall include a portion or the whole amount of variable consideration in the transaction price but only to the extent that it is highly probable a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Significant financing component

When contracts involve a significant financing component, the Group adjusts the promised amount of consideration for the effects of the time value of money if the timing of payments agreed to by the parties to the contract (either explicitly or implicitly) provide the customer with a significant benefit of financing.

The Group has elected to apply the practical expedient allowed by IFRS 15 according to which it does not separate the financing component in transactions whose credit terms are less than one year and will recognize revenue in the amount of the consideration stated in the contract even if the customer pays for the goods or services subsequent to their receipt.

Costs of contracts with customers

The costs of obtaining a contract are those additional (incremental) costs incurred by the Group in order to obtain a contract with a customer that it would not have incurred if the contract had not been obtained. The Group recognizes such costs as an asset if it expects to recover those costs. Such capitalized costs of obtaining a contract shall be amortized over a period when the Group satisfies the performance obligations arising from the contract.

As a practical expedient, the Group recognizes the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the Group would have otherwise recognized is one year or less.

Costs to fulfil a contract are the costs incurred in fulfilling a contract with a customer. The Group recognizes such costs as an asset if they are not within the scope of another standard (for example, IAS 2 'Inventories', IAS 16 'Property, Plant and Equipment' or IAS 38 'Intangible Assets') and if those costs meet all of the following criteria:

i)	the costs relate directly to a contract or to an anticipated contract with a customer,
ii)	the costs generate or enhance resources of the Group that will be used in satisfying (or in continuing to satisfy) performance obligations in the future, and
iii)	the costs are expected to be recovered.

The Group pays commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales or profit goals. Sales commissions are considered incremental costs of obtaining a contract with a customer and are deferred and amortized. The Group is required to capitalize and amortize incremental costs of obtaining a contract, such as certain sales commission costs, on a systematic basis that is consistent with the transfer to the customer of the performance obligations to which the asset relates. Amortization expenses related to these costs are included in sales and marketing expenses in the accompanying consolidated statements of operations.

IFRS 15 – First-time adoption

The Group implemented IFRS 15 as of January 1, 2018 and elected to apply the modified retrospective approach recognizing the cumulative effect from applying the standard as an adjustment to the opening balance of retained earnings. The Group has used a practical expedient allowed under IFRS 15 and exempt from the restatement of comparable data. This means that financial data reported for reporting periods prior to December 31, 2017, including for the three and nine-months periods ended September 30, 2017, has been prepared on the basis of the following standards: IAS 18 'Revenue', IAS 11 'Construction Contracts' as well as interpretations related to revenue recognition that were applicable before the effective date of IFRS 15. Results for reporting periods beginning after January 1, 2018 are presented in accordance with IFRS 15.

In line with the chosen approach for the implementation of IFRS 15, the Group also decided to use a practical expedient not to restate contracts in respect of all modifications that were approved before the beginning of the earliest period presented.

The table below presents a quantified analysis of opening balance adjustments which resulted from the upfront recognition of license revenue (mainly term-based software licenses which do not involve significant customization) and from incremental costs incurred to obtain contracts (mainly due to sales commissions). The Group has concluded that certain term-based software licenses which do not involve significant customization should now be considered as distinct performance obligations separate from other performance obligations, and thus should be measured using the relative standalone selling price basis, and recognized as revenue accordingly (at a point in time, rather than over the term of the contracts). This change in measurement results from the Group's determination that the control over such software licenses had been transferred to the customer before the end of 2017 and, pursuant to the new standard, the arising revenues should have been recognized at that time. This type of transactions concerned to licenses sold by Sapiens and therefore the effects of these adjustments were attributable also to non-controlling interests.

1/1/2018	Opening balance adjustment
Current Assets
Trade receivables	20
Other accounts receivable and prepaid expenses	629
Current Liabilities
Deferred revenue and customer advances	(1,397)
Other accounts payable	231
Equity
Retained earnings	874
Other components of equity – non-controlling interests	941

As the Group has used the modified retrospective approach and recognized the cumulative effect of first-time adoption of IFRS 15 as of January 1, 2018, the table below presents a comparison of selected items of the interim condensed consolidated statement of financial position drawn up as of September 30, 2018 with their respective values calculated in line with the principles applied before the implementation of IFRS 15 by the Group, this is in accordance with IAS 18, IAS 11 and relevant interpretations:

	Balance as of September 30, 2018 (in accordance with IFRS 15)	Reversal of the opening balance adjustment due to IFRS 15	Adjustment due to adoption of IFRS 15 in current period	Amounts without adoption of IFRS 15 (calculated in accordance with previous standards, i.e. IAS 11 and IAS 18)
Current Assets
Trade receivables	416,587	(20)	(2,568)	413,999
Prepaid expenses and other accounts receivable (*)	48,628	(629)	1,715	49,714
Long term assets
Prepaid expenses and other accounts receivable (*)	20,528	-	(1,317)	19,211
Current Liabilities
Deferred revenue and customer advances	59,212	1,397	2,146	62,755
Other accounts payable	60,238	(231)	(113)	59,894
Equity
Retained earnings	256,671	(874)	(2,210)	253,587
Other components of equity – non-controlling interests	436,665	(941)	(1,993)	433,731

(*) The impact of the implementation of IFRS 15 on the Group's short-term and long-term prepaid expenses and other accounts receivable is due to the recognition of third party expenses in the amount of $2,231 offset by the recognition of long-term income receivable in the amount of $1,954 and deferment of commission expenses in the amount of $508.

The table below presents the impact of changes resulting from the applied standard on the amount of revenues and profit at various levels for the nine-month period ended September 30, 2018:

	Nine months ended September 30, 2018	Adjustments due to adoption of IFRS 15 in current period	Amounts without adoption of IFRS 15 (calculated in accordance with previous standards, i.e. IAS 11 and IAS 18)
Revenues	1,099,288	(4,438)	1,094,850
Cost of revenues	854,856	-	854,856
Gross Profit	244,432	(4,438)	239,994
Research and development expenses, net	31,339	-	31,339
Selling, marketing, general and administrative expenses	135,954	(121)	135,833
Other income	-	-	-
Operating income	77,139	(4,317)	72,822
Financial expenses	(9,106)	-	(9,106)
Financial income	1,740	-	1,740
Group's share of profits (losses) of companies accounted for at equity, net	(66)	-	(66)
Income before taxes on income	69,707	(4,317)	65,390
Taxes on income	16,020	(114)	15,906
Net income	53,687	(4,203)	49,484
Attributable to:
Equity holders of the Company	21,630	(2,210)	19,381
Redeemable non-controlling interests	4,702	-	4,702
Non-controlling interests	27,355	(1,993)	25,401

IFRS 9 - Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting. The new Standard has been applied for the first time in these financial statements retrospectively without restatement of comparative data. The initial adoption of IFRS 9 does not have an impact on the interim condensed consolidated financial statements of the Group.

(a) Classification and measurement

Under IFRS 9, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Under IFRS 9, debt financial instruments are subsequently measured at fair value through profit or loss (FVPL), amortized cost, or fair value through other comprehensive income (FVOCI). The classification is based on two criteria: the Group's business model for managing the assets; and whether the instruments' contractual cash flows represent 'solely payments of principal and interest' on the principal amount outstanding (the 'SPPI criterion').

The new classification and measurement of the Group's debt financial assets are, as follows:

●	Debt instruments at amortized cost for financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the SPPI criterion. This category includes the Group's Trade and other receivables, and Loans included under Other non-current financial assets.

●	Debt instruments at FVOCI, with gains or losses recycled to profit or loss on derecognition. Financial assets in this category are the Group's quoted debt instruments that meet the SPPI criterion and are held within a business model both to collect cash flows and to sell. Under IAS 39, the Group's quoted debt instruments were classified as available-for-sale (AFS) financial assets.

Other financial assets are classified and subsequently measured, as follows:

●	Equity instruments at FVOCI, with no recycling of gains or losses to profit or loss on derecognition. This category only includes equity instruments, which the Group intends to hold for the foreseeable future and which the Group has irrevocably elected to so classify upon initial recognition or transition. The Group classified its unquoted equity instruments as equity instruments at FVOCI. Equity instruments at FVOCI are not subject to an impairment assessment under IFRS 9. Under IAS 39, the Group's unquoted equity instruments were classified as AFS financial assets.

●	Financial assets at FVPL comprise derivative instruments and quoted equity instruments which the Group had not irrevocably elected, at initial recognition or transition, to classify at FVOCI. This category would also include debt instruments whose cash flow characteristics fail the SPPI criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell. Under IAS 39, the Group's quoted equity securities were classified as AFS financial assets. Upon transition the AFS reserve relating to quoted equity securities, which had been previously recognized under accumulated OCI, was reclassified to Retained earnings.

●	The accounting for the Group's financial liabilities remains largely the same as it was under IAS 39. Similar to the requirements of IAS 39, IFRS 9 requires contingent consideration liabilities to be treated as financial instruments measured at fair value, with the changes in fair value recognized in the statement of profit or loss.

The assessment of the Group's business models was made as of the date of initial application, 1 January 2018, and then applied retrospectively to those financial assets that were not derecognised before 1 January 2018. The assessment of whether contractual cash flows on debt instruments are solely comprised of principal and interest was made based on the facts and circumstances as at the initial recognition of the assets.

The accounting for the Group's financial liabilities remains largely the same as it was in under IAS 39. Similar to the requirmenets of IAS 39, IFRS 9 requires contingent consideration liabilities to be treated as financial instruments at fair value, with the changes in fair value recognized in the statement of profit or loss.

(b) Impairment

The adoption of IFRS 9 has fundamentally changes the Group's accounting for impairment losses for financial assets by replacing IAS 39's incurred loss approach with a forward-looking expected loss (ECL) approach.

IFRS 9 requires the Group to record an allowance for ECLs for all loans and other debt financial assets not held at FVPL. ELCs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset's original effective interest rate.